Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000152359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class I/VARBX)
Average Annual Return, Percent			5.46%	4.10%	3.77%
C000248222 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class C/VARCX)
Average Annual Return, Percent	[1],[2]		3.43%	3.01%	2.67%
C000152358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class A/VARAX)
Average Annual Return, Percent			0.56%	2.58%	2.83%
C000174208 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class A/FTMAX)
Average Annual Return, Percent			0.92%	2.78%	3.23%
C000239642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class C/FTMCX)
Average Annual Return, Percent	[3],[4]		3.93%	3.06%	2.98%
C000174209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class I/FTMIX)
Average Annual Return, Percent			5.95%	4.13%	4.06%
Without Sales Load [Member] | C000248222 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class C/VARCX) - excluding sales load
Average Annual Return, Percent	[2]		4.42%	3.01%	2.67%
Without Sales Load [Member] | C000152358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class A/VARAX) - excluding sales load
Average Annual Return, Percent	[5]		5.27%	3.80%	3.45%
Without Sales Load [Member] | C000174208 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class A/FTMAX)—excluding sales load
Average Annual Return, Percent	[6]		5.67%	3.84%	3.76%
Without Sales Load [Member] | C000239642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class C/FTMCX)—excluding sales load
Average Annual Return, Percent	[3],[4]		4.93%	3.06%	2.98%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			17.80%	12.06%	14.16%
Bloomberg U S Aggregate Bond C000239642 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.35%	0.31%	1.70%
Bloomberg U S Aggregate Bond C000174209 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.35%	0.31%	1.70%
Bloomberg U S Aggregate Bond C000174208 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.35%	0.31%	1.70%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.35%	0.31%	1.70%
Blended Benchmark Index 50 S And P 500 Index 50 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)
Average Annual Return, Percent			11.00%	6.23%	8.02%
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Merrill Lynch 3 Month US Treasury Bill Index
Average Annual Return, Percent			4.03%	3.36%	2.27%

[1]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[2]
Class C shares commenced operations on January 31, 2024.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

[3]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[4]
Class C shares commenced operations on November 14, 2022.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

[5]
Prior to November 18, 2024, returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Prior to November 18, 2024, the CDSC was 1.00%.

[6]	Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Returns shown include Rule 12b-1 fees of up to 0.25%.